Annual Total Returns[BarChart] - Invesco Senior Loan ETF - ETF	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.21%	4.32%	0.71%	(2.86%)	8.90%	2.38%	(0.55%)	8.83%	1.17%